Lease liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	$ 1,232,712
Interest	156,939
Present value of minimum lease payments	1,075,773
Current portion of lease liabilities	576,232	$ 466,679
Non-current portion of lease liabilities	499,541	$ 662,570
Less than one year
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	641,448
Interest	65,216
Present value of minimum lease payments	576,232
Between one and five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	458,146
Interest	84,257
Present value of minimum lease payments	373,889
More than five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	133,118
Interest	7,466
Present value of minimum lease payments	$ 125,652